Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

Inventories consisted of the following:

	December 31, 2024	December 31, 2023
Ingredient materials	$421,275	$414,595
Package and other materials	141,030	114,398
Finished goods	176,468	194,912
Total inventories	$738,773	$723,905